BORROWED FUNDS - Summary of borrowed funds (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014
Short-term borrowings:
Securities sold under agreements to repurchase, Amount due		$ 2,797	$ 4,181
Securities sold under agreements to repurchase, Weighted average rate		0.10%	0.18%
FHLB of Boston (FHLB) advances, Amount due		$ 4,240
FHLB of Boston (FHLB) advances, Weighted average rate		0.30%
Short-term borrowings, Total		$ 7,037	$ 4,181
Short-term borrowings, Weighted average rate		0.22%	0.18%
Long-term FHLB of Boston advances, Year of maturity:
Amount due in 2015			$ 1,000
Amount due in 2016			10,000
Amount due in 2017	[1]	$ 14,500	14,500
Amount due in 2018	[1]	33,000	$ 28,000
Amount due in 2020		5,000
Total long-term FHLB advances, Amount due		$ 52,500	$ 53,500
Weighted Average Rate, 2015			3.35%
Weighted Average Rate, 2016			3.17%
Weighted Average Rate, 2017	[1]	3.42%	3.42%
Weighted Average Rate, 2018	[1]	2.30%	2.34%
Weighted Average Rate, 2020		2.32%
Total long-term FHLB advances, Weighted average rate		2.61%	2.81%
Total borrowed funds, amount due		$ 59,537	$ 57,681
Total borrowed funds, Weighted average rate		2.33%	2.60%

[1]	Includes $18,000,000 of advances callable by the FHLB of Boston in 2016.